Accruals and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accruals and Other Current Liabilities
Accruals and Other Current Liabilities

14. Accruals and Other Current Liabilities

Accruals and other current liabilities consist of the following:

	As of December 31,
	2024	2025
Payables for purchase of property, plant and equipment	2,194,389	3,756,574
Payables for research and development expenses	1,091,142	1,711,162
Tax payable	2,426,297	1,645,982
Accrued warranty, current	518,441	1,602,897
Salaries and benefits payable	1,739,141	1,227,541
Payables for marketing and promotional expenses	652,140	847,408
Payables for logistics expenses	639,890	598,777
Accrued costs of purchase commitments relating to inventory and technical authorization fee	1,130,994	258,166
Deposits from vendors	114,790	151,552
Advances from customers	8,485	3,935
Other payables	1,881,613	1,608,266
Total	12,397,322	13,412,260